Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
9.	Income Tax

The effective income tax rate for the Current Nine Months and the Prior Year Nine Months was approximately  55% and (524%), respectively, resulting in a $0.58 million and $1.63 million income tax benefit, respectively. During the Current Nine Months, the Company recorded a $0.6 million gain on the reduction of contingent obligations related to the acquisition of the Isaac Mizrahi Brand. This gain is not subject to tax and was treated as a discrete item in the Current Nine Months (See Note 6, Debt).  This gain was not subject to tax and was treated as a discrete item. Additionally, there was an increase in the state income tax rate which was booked to deferred income tax expense and treated as a discrete item occurring in the Prior Year Nine Months.

9. Income taxes

The Company accounts for income taxes in accordance with ASC Topic 740. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. In determining the need for a valuation allowance, management reviews both positive and negative evidence pursuant to the requirements of ASC Topic 740, including current and historical results of operations, future income projections and the overall prospects of the Company's business.

The income tax provision (benefit) for Federal and state and local income taxes in the consolidated statements of operations consists of the following:

	Year Ended December 31,
	2013	2012
Current:
Federal	$(110,000)	$109,000
State and local	(33,000)	53,000
Total current	(143,000)	162,000

Deferred:
Federal	(1,173,000)	(754,000)
State and local	(86,000)	(174,000)
Total deferred	(1,259,000)	(928,000)
Total provision (benefit)	$(1,402,000)	$(766,000)

The reconciliation of income tax computed at the Federal and state statutory rate to the Company’s income before taxes are as follows:

	Year Ended December 31,
	2013	2012
U.S. statutory federal rate	34.0%	34.0%
State and local, net of federal tax	(66.4)%	6.3%
Gain on reduction of contingent obligation	(1,251.5)%	(72.5)%
Excess compensation deduction	112.5%	-%
Deferred tax adjustment	96.5%	6.7%
Other permanent differences	(2.8)%	3.6%
Income tax provision (benefit)	(1,077.7)%	(21.9)%

The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31, 2013	December 31, 2012
Deferred tax assets
Federal state and local net operating loss carryforwards	$70,000	$-
Property and equipment	117,000	34,000
Stock-based compensation	2,738,000	1,439,000
Accrued compensation and other accrued expenses	280,000	91,000
Allowance for doubtful accounts	16,000	10,000
Royalty advances	156,000	222,000
Other	18,000	-
Total deferred tax assets	$3,395,000	$1,796,000

Deferred tax liabilities
Basis difference arising from discounted note payable	(339,000)	(602,000)
Basis difference arising from intangible assets of acquisition	(11,974,000)	(11,371,000)
Total deferred tax liabilities	(12,313,000)	(11,973,000)
Net deferred tax liabilities	$(8,918,000)	$(10,177,000)

	December 31, 2013	December 31, 2012
Net current deferred tax asset	$49,000	$101,000
Net non-current deferred tax liabilities	(8,967,000)	(10,278,000)
Net deferred tax liabilities	$(8,918,000)	$(10,177,000)

The Company has available at December 31, 2013 and December 31, 2012, approximately $207,000 and $0, respectively, of unused U.S. Federal and state and local net operating loss carryforwards that may be applied against future taxable income.

During the Current Year, the Company recorded a $5.1 million gain on the reduction of contingent obligations related to the acquisition of IM Ready. This gain is not subject to U.S. Federal income tax (See Note 5, Debt).

As of December 31, 2013 and 2012, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its consolidated financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its consolidated financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.